Consolidated Statements of Changes in Equity (unaudited) - USD ($) $ in Thousands	Share Capital [Member]	Share premium [member]	Merger reserve [member]	Warrant reserve [member]	Foreign Exchange Reserve [Member]	Retained earnings [member]	Total
At 1 January 2021 at Dec. 31, 2020	$ 1,063	$ 74,364	$ 53,003	$ 720		$ (122,432)	$ 6,718
IfrsStatementLineItems [Line Items]
Loss for the period						(3,154)	(3,154)
Total comprehensive loss						(3,154)	(3,154)
Transactions with owners:
Exercise of warrants on 16 February 2021		161					161
Costs associated with share issue on 16 February 2021		(10)					(10)
Share-based payment charge						37	37
Total contribution by and distributions to owners		151				37	188
At 30 June 2021 at Jun. 30, 2021	1,063	74,515	53,003	720		(125,549)	3,752
At 1 January 2021 at Dec. 31, 2021	1,098	83,434	53,003	720		(127,803)	10,452
IfrsStatementLineItems [Line Items]
Loss for the period						(3,061)	(3,061)
Total comprehensive loss						(3,061)	(3,061)
Transactions with owners:
Exercise of warrants on 16 February 2021
Shares issued on 3 May 2022
Share-based payment charge						100	100
Total contribution by and distributions to owners						100	100
At 30 June 2021 at Jun. 30, 2022	$ 1,098	$ 83,434	$ 53,003	$ 720		$ (130,764)	$ 7,491